Shareholder Report, Line Graph (Details) 197745_SGI Enhanced Global Income ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2024	Aug. 31, 2026
SGI Enhanced Global Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name				SGI Enhanced Global Income ETF
Accumulated Value	$ 12,220	$ 10,803	$ 10,000	$ 15,763
S&P Global BMI Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Global BMI Total Return Index
Accumulated Value	12,880	11,089	10,000	$ 15,778
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	$ 13,002	$ 11,220	$ 10,000	$ 15,651